Concentration Risk (Details) - Schedule of Group’s Total Purchase		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Percentage of the Group’s total purchase
Total purchase percentage	[1]
Supplier B [Member]
Percentage of the Group’s total purchase
Total purchase percentage		17.00%		24.00%	12.00%
Supplier C [Member]
Percentage of the Group’s total purchase
Total purchase percentage			[1]	19.00%	11.00%
Supplier D [Member]
Percentage of the Group’s total purchase
Total purchase percentage		23.00%		16.00%	10.00%

[1]	represent percentage less than 10%